SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	110,667	588,834	588,834
Number of RSU's, granted	545,000		326,000
Number of RSU's, Expiry	(6,000)		(40,166)
Number of RSU's, Exercise	(219,667)	(324,668)	(764,001)
Number of RSU's, ending balance	430,000		110,667